Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Class Of Stock [Line Items]
Summary of Preferred Share Issuances

The following table summarizes the Company’s preferred share issuances (the “Series”):

Preferred Share Offering	Date of Issuance	Number of Depositary Shares Issued and Outstanding (1)	Liquidation Preference	Underwriting Discounts	Net Proceeds
7.00% Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares ("Series A") (2)	April 2021	6,000,000	$150,000	$5,292	$144,708
6.25% Series B fixed rate cumulative redeemable perpetual preferred shares ("Series B") (3)	August 2021	6,000,000	150,000	5,128	144,872
Total		12,000,000	$300,000	$10,420	$289,580

(1)	Each depositary share representing a 1/1,000th interest in a preferred share, $25,000 liquidation preference per share (equivalent to $25.00 per depositary share).
(2)	Series A have no maturity date and are redeemable from June 15, 2026 by the Company.

(3)	Series B have no maturity date and are redeemable from December 15, 2026 by the Company.

Summary of Company's Board of Directors Approved and Declared Cash Dividend

The Company’s board of directors approved and declared the following quarterly preferred cash dividends during the three and six months ended June 30, 2022 and 2021 on its issued and outstanding preferred shares:

	Three Months Ended June 30,				Six Months Ended June 30,
	2022		2021		2022		2021
Preferred Share Offering	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
Series A	$2,625	$0.44	$1,808	$0.30	$5,250	$0.44	$1,808	$0.30
Series B	$2,344	$0.39	$—	$—	$4,688	$0.39	$—	$—
Total	$4,969		$1,808		$9,938		$1,808

(1)	Rounded to the nearest whole cent.

Common Share
Class Of Stock [Line Items]
Summary of Company's Board of Directors Approved and Declared Cash Dividend

The Company’s board of directors approved and declared the following cash dividends during the three and six months ended June 30, 2022 and 2021 on its issued and outstanding common shares:

	Three Months Ended June 30,				Six Months Ended June 30,
	2022		2021		2022		2021
	Aggregate Payment	Per Share Payment (1)	Aggregate Payment	Per Share Payment (1)	Aggregate Payment	Per Share Payment (1)	Aggregate Payment	Per Share Payment (1)
Common share dividends	$11,804	$0.25	$—	$—	$23,858	$0.25	$—	$—